FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Years Ended December 31, 2020 and 2019

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of Separate Account VA-5NLNY of TFLIC

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA-5NLNY of TFLIC indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA-5NLNY of TFLIC as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

American Century VP Balanced Class I Shares	Invesco V.I. High Yield Series I Shares
American Century VP Capital Appreciation Class I Shares	Janus Henderson - Research Institutional Shares
Columbia - Small Company Growth Class 1 Shares	Schwab Government Money Market
Federated Hermes Fund for U.S. Government Securities II	VY JPMorgan Emerging Markets Equity
Federated Hermes Managed Volatility II Primary Shares	WFVT Discovery Class 2 Shares
Invesco V.I. Core Equity Series I Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA-5NLNY of TFLIC based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA-5NLNY of TFLIC in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of Separate Account VA-5NLNY of TFLIC since 2014.

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
American Century VP Balanced Class I Shares	2,898.476	$20,758	$25,304	$(1)	$25,303	498	$50.779040	$50.779040
American Century VP Capital Appreciation Class I Shares	5,205.701	68,006	100,314	1	100,315	1,134	88.497631	88.497631
Columbia - Small Company Growth Class 1 Shares	3,712.357	57,394	111,259	-	111,259	1,105	100.674528	100.674528
Federated Hermes Fund for U.S. Government Securities II	23,823.400	266,930	265,869	-	265,869	10,647	24.971248	24.971248
Federated Hermes Managed Volatility II Primary Shares	4,701.626	48,702	52,141	-	52,141	47,496	1.097803	1.097803
Invesco V.I. Core Equity Series I Shares	1,244.787	42,041	37,879	-	37,879	14,873	2.546866	2.546866
Invesco V.I. High Yield Series I Shares	-	-	-	-	-	-	37.119678	37.119678
Janus Henderson - Research Institutional Shares	5,073.285	174,857	250,367	1	250,368	2,636	94.990469	94.990469
Schwab Government Money Market	21,985.090	21,985	21,985	(3)	21,982	15,466	1.421308	1.421308
VY JPMorgan Emerging Markets Equity	6,603.087	120,135	182,047	(2)	182,045	55,645	3.271558	3.271558
WFVT Discovery Class 2 Shares	566.861	16,315	27,623	2	27,625	152	181.370401	181.370401

See accompanying notes.	2

Transamerica Financial Life Insurance Company

Separate Acount VA-5NLNY of TFLIC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	American Century VP Balanced Class I Shares	American Century VP Capital Appreciation Class I Shares	Columbia - Small Company Growth Class 1 Shares	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility II Primary Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$19,082	$52,831	$50,232	$242,697	$81,932

Investment Income:
Reinvested Dividends	330	-	-	5,960	1,845
Investment Expense:
Mortality and Expense Risk and Administrative Charges	180	552	542	2,119	549

Net Investment Income (Loss)	150	(552)	(542)	3,841	1,296

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	464	10,546	13,068	-	-
Realized Gain (Loss) on Investments	6	239	200	(130)	(192)

Net Realized Capital Gains (Losses) on Investments	470	10,785	13,268	(130)	(192)
Net Change in Unrealized Appreciation (Depreciation)	2,975	7,952	7,121	8,438	12,510

Net Gain (Loss) on Investment	3,445	18,737	20,389	8,308	12,318

Net Increase (Decrease) in Net Assets Resulting from Operations	3,595	18,185	19,847	12,149	13,614

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	(39,264)

Total Increase (Decrease) in Net Assets	3,595	18,185	19,847	12,149	(25,650)

Net Assets as of December 31, 2019:	$22,677	$71,016	$70,079	$254,846	$56,282

Investment Income:
Reinvested Dividends	273	-	-	6,258	1,338
Investment Expense:
Mortality and Expense Risk and Administrative Charges	196	651	691	2,237	436

Net Investment Income (Loss)	77	(651)	(691)	4,021	902

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	786	8,171	1,527	-	-
Realized Gain (Loss) on Investments	15	284	3,426	(48)	(43)

Net Realized Capital Gains (Losses) on Investments	801	8,455	4,953	(48)	(43)
Net Change in Unrealized Appreciation (Depreciation)	1,747	21,494	42,968	7,050	(1,049)

Net Gain (Loss) on Investment	2,548	29,949	47,921	7,002	(1,092)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,625	29,298	47,230	11,023	(190)

Increase (Decrease) in Net Assets from Contract Transactions	1	1	(6,050)	-	(3,951)

Total Increase (Decrease) in Net Assets	2,626	29,299	41,180	11,023	(4,141)

Net Assets as of December 31, 2020:	$25,303	$100,315	$111,259	$265,869	$52,141

See Accompanying Notes.
(1) See Footnote 1	3

Transamerica Financial Life Insurance Company

Separate Acount VA-5NLNY of TFLIC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

	Invesco V.I. Core Equity Series I Shares Subaccount	Invesco V.I. High Yield Series I Shares Subaccount	Janus Henderson - Research Institutional Shares Subaccount	Schwab Government Money Market Subaccount	VY JPMorgan Emerging Markets Equity Subaccount

Net Assets as of December 31, 2018:	$106,140	$5,666	$211,534	$55,605	$116,766

Investment Income:

Reinvested Dividends	294	362	880	685	187

Investment Expense:

Mortality and Expense Risk and Administrative Charges	520	52	1,792	294	1,138

Net Investment Income (Loss)	(226)	310	(912)	391	(951)

Increase (Decrease) in Net Assets from Operations:

Capital Gain Distributions	3,576	-	20,533	-	7,717

Realized Gain (Loss) on Investments	26,934	(2)	54,824	-	1,438

Net Realized Capital Gains (Losses) on Investments	30,510	(2)	75,357	-	9,155

Net Change in Unrealized Appreciation (Depreciation)	(7,163)	403	(7,722)	-	26,962

Net Gain (Loss) on Investment	23,347	401	67,635	-	36,117

Net Increase (Decrease) in Net Assets Resulting from Operations	23,121	711	66,723	391	35,166

Increase (Decrease) in Net Assets from Contract Transactions	(95,708)	-	(78,191)	(32,325)	(10,325)

Total Increase (Decrease) in Net Assets	(72,587)	711	(11,468)	(31,934)	24,841

Net Assets as of December 31, 2019:	$33,553	$6,377	$200,066	$23,671	$141,607

Investment Income:

Reinvested Dividends	454	-	1,169	66	843

Investment Expense:

Mortality and Expense Risk and Administrative Charges	280	9	1,819	189	1,185

Net Investment Income (Loss)	174	(9)	(650)	(123)	(342)

Increase (Decrease) in Net Assets from Operations:

Capital Gain Distributions	7,838	-	17,311	-	9,188

Realized Gain (Loss) on Investments	(28)	(278)	4,465	-	838

Net Realized Capital Gains (Losses) on Investments	7,810	(278)	21,776	-	10,026

Net Change in Unrealized Appreciation (Depreciation)	(3,659)	112	42,105	-	34,801

Net Gain (Loss) on Investment	4,151	(166)	63,881	-	44,827

Net Increase (Decrease) in Net Assets Resulting from Operations	4,325	(175)	63,231	(123)	44,485

Increase (Decrease) in Net Assets from Contract Transactions	1	(6,202)	(12,929)	(1,566)	(4,047)

Total Increase (Decrease) in Net Assets	4,326	(6,377)	50,302	(1,689)	40,438

Net Assets as of December 31, 2020:	$37,879	$-	$250,368	$21,982	$182,045

See Accompanying Notes.
(1) See Footnote 1	4

Transamerica Financial Life Insurance Company

Separate Acount VA-5NLNY of TFLIC

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020

WFVT Discovery Class 2 Shares Subaccount

Net Assets as of December 31, 2018:	$12,426

Investment Income:

Reinvested Dividends	-

Investment Expense:

Mortality and Expense Risk and Administrative Charges	134

Net Investment Income (Loss)	(134)

Increase (Decrease) in Net Assets from Operations:

Capital Gain Distributions	1,662

Realized Gain (Loss) on Investments	14

Net Realized Capital Gains (Losses) on Investments	1,676

Net Change in Unrealized Appreciation (Depreciation)	3,161

Net Gain (Loss) on Investment	4,837

Net Increase (Decrease) in Net Assets Resulting from Operations	4,703

Increase (Decrease) in Net Assets from Contract Transactions	-

Total Increase (Decrease) in Net Assets	4,703

Net Assets as of December 31, 2019:	$17,129

Investment Income:

Reinvested Dividends	-

Investment Expense:

Mortality and Expense Risk and Administrative Charges	168

Net Investment Income (Loss)	(168)

Increase (Decrease) in Net Assets from Operations:

Capital Gain Distributions	1,722

Realized Gain (Loss) on Investments	37

Net Realized Capital Gains (Losses) on Investments	1,759

Net Change in Unrealized Appreciation (Depreciation)	8,905

Net Gain (Loss) on Investment	10,664

Net Increase (Decrease) in Net Assets Resulting from Operations	10,496

Increase (Decrease) in Net Assets from Contract Transactions	-

Total Increase (Decrease) in Net Assets	10,496

Net Assets as of December 31, 2020:	$27,625

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

December 31, 2020

1. Organization

Separate Account VA-5NLNY of TFLIC (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Distinct AssetsSM Variable Annuity (NY).

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

American Century Investments Variable Portfolios, Inc.:	American Century Investments Variable Portfolios, Inc.:
American Century VP Balanced Class I Shares	American Century VP Balanced Class I Shares
American Century VP Capital Appreciation Class I Shares	American Century VP Capital Appreciation Class I Shares

Columbia Funds Variable Insurance Trust:	Columbia Funds Variable Insurance Trust:
Columbia - Small Company Growth Class 1 Shares	Columbia - Small Company Growth Fund Class 1 Shares

Federated Insurance Series:	Federated Insurance Series:
Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Primary Shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Core Equity Series I Shares	Invesco V.I. Core Equity Fund Series I Shares
Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares

Janus Aspen Series:	Janus Aspen Series:
Janus Henderson - Research Institutional Shares	Janus Henderson - Research Portfolio Institutional Shares

Schwab Annuity Portfolios:	Schwab Annuity Portfolios:
Schwab Government Money Market	Schwab Government Money Market Portfolio

Voya Investors Trust:	Voya Investors Trust:
VY JPMorgan Emerging Markets Equity	VY JPMorgan Emerging Markets Equity Portfolio

Wells Fargo Advantage Variable Trust Funds:	Wells Fargo Advantage Variable Trust Funds:
WFVT Discovery Class 2 Shares	WFVT Discovery Fund Class 2 Shares

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date

Federated Hermes Managed Volatility II Primary Shares	August 17, 2018

The following subaccount name changes were made effective during the fiscal year ended December 31, 2020:

Subaccount	Formerly

Federated Hermes Fund for U.S. Government Securities II	Federated Fund for U.S. Government Securities II
Federated Hermes Managed Volatility II Primary Shares	Federated Managed Volatility II Primary Shares

6

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales

American Century VP Balanced Class I Shares	$1,060	$197

American Century VP Capital Appreciation Class I Shares	8,171	651

Columbia - Small Company Growth Class 1 Shares	1,527	6,741

Federated Hermes Fund for U.S. Government Securities II	6,258	2,237

Federated Hermes Managed Volatility II Primary Shares	1,339	4,388

Invesco V.I. Core Equity Series I Shares	8,292	280

Invesco V.I. High Yield Series I Shares	1	6,212

Janus Henderson - Research Institutional Shares	18,480	14,749

Schwab Government Money Market	66	1,755

VY JPMorgan Emerging Markets Equity	10,031	5,232

WFVT Discovery Class 2 Shares	1,722	168

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
American Century VP Balanced Class I Shares	-	-	-	-	-	-
American Century VP Capital Appreciation Class I Shares	-	-	-	-	-	-
Columbia - Small Company Growth Class 1 Shares	-	(76)	(76)	-	-	-
Federated Hermes Fund for U.S. Government Securities II	-	-	-	-	-	-
Federated Hermes Managed Volatility II Primary Shares	-	(3,813)	(3,813)	37,735	(75,470)	(37,735)
Invesco V.I. Core Equity Series I Shares	-	-	-	45,290	(90,579)	(45,289)
Invesco V.I. High Yield Series I Shares	-	(176)	(176)	-	-	-
Janus Henderson - Research Institutional Shares	-	(141)	(141)	859	(2,027)	(1,168)
Schwab Government Money Market	-	(1,095)	(1,095)	22,751	(45,502)	(22,751)
VY JPMorgan Emerging Markets Equity	-	(1,756)	(1,756)	-	(4,604)	(4,604)
WFVT Discovery Class 2 Shares	-	-	-	-	-	-

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
American Century VP Balanced Class I Shares	$-	$1	$1	$-	$-	$-
American Century VP Capital Appreciation Class I Shares	-	1	1	-	-	-
Columbia - Small Company Growth Class 1 Shares	-	(6,050)	(6,050)	-	-	-
Federated Hermes Fund for U.S. Government Securities II	-	-	-	-	-	-
Federated Hermes Managed Volatility II Primary Shares	-	(3,951)	(3,951)	38,164	(77,428)	(39,264)
Invesco V.I. Core Equity Series I Shares	-	1	1	92,384	(188,092)	(95,708)
Invesco V.I. High Yield Series I Shares	-	(6,202)	(6,202)	-	-	-
Janus Henderson - Research Institutional Shares	-	(12,929)	(12,929)	55,655	(133,846)	(78,191)
Schwab Government Money Market	-	(1,566)	(1,566)	32,363	(64,688)	(32,325)
VY JPMorgan Emerging Markets Equity	-	(4,047)	(4,047)	-	(10,325)	(10,325)
WFVT Discovery Class 2 Shares	-	-	-	-	-	-

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

		At December 31					For the Year Ended December 31

			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

American Century VP Balanced Class I Shares
12/31/2020		498	$50.78	to	$50.78	$25,303	1.18%	0.85%	to	0.85%	11.58%	to	11.58%
12/31/2019		498	45.51	to	45.51	22,677	1.55	0.85	to	0.85	18.84	to	18.84
12/31/2018		498	38.29	to	38.29	19,082	1.41	0.85	to	0.85	(4.64)	to	(4.64)
12/31/2017		498	40.16	to	40.16	20,011	1.59	0.85	to	0.85	12.95	to	12.95
12/31/2016		117	35.55	to	35.55	4,168	1.59	0.85	to	0.85	6.09	to	6.09
American Century VP Capital Appreciation Class I Shares
12/31/2020		1,134	88.50	to	88.50	100,315	-	0.85	to	0.85	41.26	to	41.26
12/31/2019		1,134	62.65	to	62.65	71,016	-	0.85	to	0.85	34.42	to	34.42
12/31/2018		1,134	46.61	to	46.61	52,831	-	0.85	to	0.85	(6.00)	to	(6.00)
12/31/2017		1,762	49.58	to	49.58	87,356	-	0.85	to	0.85	20.77	to	20.77
12/31/2016		2,316	41.06	to	41.06	95,099	-	0.85	to	0.85	2.36	to	2.36
Columbia - Small Company Growth Class 1 Shares
12/31/2020		1,105	100.67	to	100.67	111,259	-	0.85	to	0.85	69.68	to	69.68
12/31/2019		1,181	59.33	to	59.33	70,079	-	0.85	to	0.85	39.51	to	39.51
12/31/2018		1,181	42.53	to	42.53	50,232	-	0.85	to	0.85	(2.58)	to	(2.58)
12/31/2017		1,181	43.66	to	43.66	51,565	-	0.85	to	0.85	28.16	to	28.16
12/31/2016		792	34.06	to	34.06	26,969	-	0.85	to	0.85	11.80	to	11.80
Federated Hermes Fund for U.S. Government Securities II
12/31/2020		10,647	24.97	to	24.97	265,869	2.37	0.85	to	0.85	4.33	to	4.33
12/31/2019		10,647	23.94	to	23.94	254,846	2.38	0.85	to	0.85	5.01	to	5.01
12/31/2018		10,647	22.79	to	22.79	242,697	2.40	0.85	to	0.85	(0.40)	to	(0.40)
12/31/2017		10,647	22.89	to	22.89	243,666	2.32	0.85	to	0.85	1.07	to	1.07
12/31/2016		10,647	22.64	to	22.64	241,092	2.47	0.85	to	0.85	0.75	to	0.75
Federated Hermes Managed Volatility II Primary Shares
12/31/2020		47,496	1.10	to	1.10	52,141	2.60	0.85	to	0.85	0.08	to	0.08
12/31/2019		51,309	1.10	to	1.10	56,282	2.85	0.85	to	0.85	19.21	to	19.21
12/31/2018	(1)	89,044	0.92	to	0.92	81,932	-	0.85	to	0.85	-	to	-
Invesco V.I. Core Equity Series I Shares
12/31/2020		14,873	2.55	to	2.55	37,879	1.38	0.85	to	0.85	12.89	to	12.89
12/31/2019		14,873	2.26	to	2.26	33,553	0.48	0.85	to	0.85	27.88	to	27.88
12/31/2018		60,162	1.76	to	1.76	106,140	0.90	0.85	to	0.85	(10.16)	to	(10.16)
12/31/2017		60,162	1.96	to	1.96	118,148	0.88	0.85	to	0.85	12.22	to	12.22
12/31/2016		87,873	1.75	to	1.75	153,769	0.77	0.85	to	0.85	9.34	to	9.34
Invesco V.I. High Yield Series I Shares
12/31/2020		-	37.12	to	37.12	-	-	0.85	to	0.85	2.45	to	2.45
12/31/2019		176	36.23	to	36.23	6,377	5.90	0.85	to	0.85	12.55	to	12.55
12/31/2018		176	32.19	to	32.19	5,666	5.06	0.85	to	0.85	(4.17)	to	(4.17)
12/31/2017		176	33.59	to	33.59	5,913	3.86	0.85	to	0.85	5.41	to	5.41
12/31/2016		467	31.87	to	31.87	14,895	4.19	0.85	to	0.85	10.28	to	10.28

Janus Henderson - Research Institutional Shares
12/31/2020		2,636	94.99	to	94.99	250,368	0.54	0.85	to	0.85	31.83	to	31.83
12/31/2019		2,777	72.05	to	72.05	200,066	0.42	0.85	to	0.85	34.38	to	34.38
12/31/2018		3,945	53.62	to	53.62	211,534	0.53	0.85	to	0.85	(3.40)	to	(3.40)
12/31/2017		4,643	55.51	to	55.51	257,744	0.39	0.85	to	0.85	26.81	to	26.81
12/31/2016		5,180	43.77	to	43.77	226,765	0.54	0.85	to	0.85	(0.34)	to	(0.34)

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Schwab Government Money Market
12/31/2020	15,466	$1.42	to	$1.42	$21,982	0.30%	0.85%	to	0.85%	(0.56	) %	to	(0.56	) %
12/31/2019	16,561	1.43	to	1.43	23,671	1.98	0.85	to	0.85	1.05		to	1.05
12/31/2018	39,312	1.41	to	1.41	55,605	1.51	0.85	to	0.85	0.66		to	0.66
12/31/2017	39,312	1.41	to	1.41	55,238	0.44	0.85	to	0.85	(0.40)		to	(0.40)
12/31/2016	41,290	1.41	to	1.41	58,251	0.01	0.85	to	0.85	(0.83)		to	(0.83)

VY JPMorgan Emerging Markets Equity
12/31/2020	55,645	3.27	to	3.27	182,045	0.60	0.85	to	0.85	32.61		to	32.61
12/31/2019	57,401	2.47	to	2.47	141,607	0.14	0.85	to	0.85	31.00		to	31.00
12/31/2018	62,005	1.88	to	1.88	116,766	0.85	0.85	to	0.85	(17.29)		to	(17.29)
12/31/2017	62,005	2.28	to	2.28	141,179	0.66	0.85	to	0.85	42.15		to	42.15
12/31/2016	63,555	1.60	to	1.60	101,796	1.47	0.85	to	0.85	12.31		to	12.31

WFVT Discovery Class 2 Shares
12/31/2020	152	181.37	to	181.37	27,625	-	0.85	to	0.85	61.28		to	61.28
12/31/2019	152	112.46	to	112.46	17,129	-	0.85	to	0.85	37.85		to	37.85
12/31/2018	152	81.58	to	81.58	12,426	-	0.85	to	0.85	(7.85)		to	(7.85)
12/31/2017	152	88.53	to	88.53	13,484	-	0.85	to	0.85	28.04		to	28.04
12/31/2016	722	69.14	to	69.14	49,948	-	0.85	to	0.85	6.74		to	6.74

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $25, proportionately from the subaccounts’ unit values. An annual charge of 0.70% is deducted from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

Separate Account VA-5NLNY of TFLIC

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.